           As filed with the Securities and Exchange Commission on June 6, 2001

                                                 Securities Act File No. 2-91373
                                Investment Company Act of 1940 File No. 811-4038


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                     Post-Effective Amendment No. 34 /X/


                                      and
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                           Amendment No. 35 /X/



                             St. Clair Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                 480 Pierce Street, Birmingham, Michigan 48009
              (Address of Principal Executive Office) (Zip Code)

                 Registrant's Telephone Number (248) 647-9200


                            Stephen J. Shenkenberg
                           Munder Capital Management
                               480 Pierce Street
                             Birmingham, MI 48009

                    (Name and Address of Agent for Service)

                                  Copies to:


                                 Jane Kanter, Esq.
                                    Dechert
                              1775 Eye Street, NW
                            Washington, D.C. 20006


(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective:  (check appropriate box)
               _____ Immediately upon filing pursuant to paragraph (b)
               _____ On April 30, 2001 pursuant to paragraph (b)
               _____ 60 days after filing pursuant to paragraph (a)(1)
               _____ On __________ pursuant to paragraph (a)(1)
                 X   75 days after filing pursuant to paragraph (a)(2)
               -----
               _____ On __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      Prospectus

                                                                  CLASS K SHARES

                                                                  ________, 2001



[LOGO] MUNDERFUNDS
       BE FOCUSED



                                             The Munder Institutional Government
                                                               Money Market Fund



                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents

  2  Risk/Return Summary
  3  Fees and Expenses

  4  More About The Fund

  6  Your Investment
  6  How To Reach The Fund
  6  Purchasing Shares
  6  Redeeming Shares
  6  Additional Policies For Purchases And Redemptions
  7  Service Agents

  8  Pricing of Fund Shares

  8  Distributions

  9  Federal Tax Considerations
  9  Taxes On Distributions
  9  Taxes On Sales
  9  Other Considerations

 10  Management
 10  Investment Advisor

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About The Fund".

Unless otherwise noted, the goal of the Fund is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                                       Government
(expenses that are paid from Fund assets)                           Money Market
as a % of net assets                                                    Fund
-----------------------------------------                           ------------
Management Fees (1)................................................     0.20%
Other Expenses
  Shareholder Servicing Fee........................................     0.25%
  Other Operating Expenses (2).....................................     0.09%
                                                                       -----
  Total Other Expenses.............................................     0.34%
                                                                       -----
Total Annual Fund Operating Expenses...............................     0.54%
                                                                       =====
Less Fee Waiver (11)...............................................    (0.08)%
                                                                       -----
Net Expenses.......................................................     0.46%
                                                                       =====

--------
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2) Other operating expenses are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may estimate all or part the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.37%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year 3 Years
                                                                  ------ -------
Government Money Market Fund.....................................  $55    $174

More About The Fund
--------------------------------------------------------------------------------

The Fund's principal strategies and risks are summarized above in the section entitled Risk/Return Summary--Government Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. The Fund will only invest in money market securities that are U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Your Investment
--------------------------------------------------------------------------------
This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail: The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight
           The Munder Funds
delivery:  c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

Purchase Price of Shares
Class K shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved.

 . Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Fund's distributor, the transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Method for Purchasing Shares
You may purchase shares through selected banks or other financial institutions.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Fund is received after 2:45 p.m. (Eastern time), payment is normally wired the next business day.

 . If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

Methods for Redeeming Shares
 . You may redeem shares of the Fund through your bank or other financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit the Fund's expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 L if the SEC orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Service Agents

Class K shares of the Funds are sold through institutions that have entered into shareholder servicing agreements with the Fund. These agreements are permitted under the Fund's Distribution and Service Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from the Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.

Please note that Comerica Bank [Imperial Bank], an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

In addition, the Fund's service providers, or any of their affiliates may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing or for distribution. The Fund's service providers may make such payments out of their own resources and without additional costs to the Fund or its shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class K shares is calculated by (1) taking the current market value of the Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Distributions
--------------------------------------------------------------------------------

Dividend distributions are declared daily and paid monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in the Fund may have tax consequences that you should consider.
This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------
Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2000, MCM and its
affiliates had approximately $   billion in assets under management, of which
$    billion were invested in equity securities, $    billion were invested in
money market or other short-term instruments, $    billion were invested in
other fixed income securities, and $   billion were invested in non-
discretionary assets.

The advisor provides overall investment management for the Fund; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Fund. MCM has contractually agreed to waive a portion of its fee for the Fund. Please see the section entitled "Fees and Expenses."

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).




To Obtain Information:

BY TELEPHONE
Call 1-800-438-5789

BY MAIL
Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:
The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET
Text only versions of fund documents can be viewed online or dowloaded from:

          SECURITIES AND EXCHANGE COMMISSION
          http://www.sec.gov


You can also obtain copies by visiting the Securities and Exchange Commission Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.

PROGVTMNYY-K801
Sec File Number: 811-4038

                                                                      Prospectus

                                                                  CLASS Y SHARES

                                                                            2001


[LOGO]  MUNDERFUNDS
        BE FOCUSED
                                             The Munder Institutional Government
                                                               Money Market Fund








                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents


 2   Risk/Return Summary
 3   Fees and Expenses

 4   More About The Fund

 6   Your Investment
 6   How To Reach The Funds
 6   Purchasing Shares
 7   Redeeming Shares
 7   Additional Policies For Purchases and Redemptions
 8   Other Information

 9   Pricing of Fund Shares

 9   Distributions

 10  Federal Tax Considerations
 10  Taxes On Distributions
 10  Taxes On Sales
 10  Other Considerations

 11  Management
 11  Investment Advisor


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About The Fund".

Unless otherwise noted, the goal of the Fund is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                                       Government
(expenses that are paid from Fund assets)                           Money Market
as a % of net assets                                                    Fund
-----------------------------------------                           ------------
Management Fees (1)................................................     0.20%
Other Expenses (2).................................................     0.09%
                                                                       -----
Total Annual Fund Operating Expenses...............................     0.29%
                                                                       -----
Less Fee Waiver (1)................................................    (0.08)%
                                                                       -----
Net Expenses.......................................................     0.21%
                                                                       =====

--------
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2) Other operating expenses are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or part of the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.12%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year 3 Years
                                                                  ------ -------
Government Money Market Fund.....................................  $30     $93

More About The Fund
--------------------------------------------------------------------------------

The Fund's principal strategies and risks are summarized above in the section entitled Risk/Return Summary-Government Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. The Fund will only invest in money market securities that are U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Fund:

 . fiduciary and discretionary accounts of institutions;

 . high net worth individuals approved by the advisor;

 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;

 . the advisor's investment advisory clients;

 . family members of employees of the advisor.

Purchase Price of Shares
Class Y shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Fund is $1,000,000. There is no minimum for additional investments.

Timing of Orders
 . Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y shares through the Fund's transfer agent, through the Fund's distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o
  PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Methods for Redeeming Shares
 . You may redeem shares of the Fund through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Other Information

The Fund's service providers, or any of their affiliates may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing or for distribution. The Fund's service providers may make such payments out of their own resources and without additional costs to the Fund or its shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------


The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y shares is calculated by (1) taking the current market value of the Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Distributions
--------------------------------------------------------------------------------

Dividend distributions are declared daily and paid monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2000, MCM and its
affiliates had approximately $   billion in assets under management, of which
$    billion were invested in equity securities, $    billion were invested in
money market or other short-term instruments, $    billion were invested in
other fixed income securities, and $   billion were invested in non-
discretionary assets.

The advisor provides overall investment management for the Fund; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Fund. MCM has contractually agreed to waive a portion of its fee for the Fund. Please see the section entitled "Fees and Expenses."

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


To Obtain Information:

BY TELEPHONE

Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from:

     SECURITIES AND EXCHANGE COMMISSION

     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.


PROGVTMNYY801

SEC FILE NUMBER: 811-4038

                                                                      Prospectus

                                                                CLASS Y-2 SHARES

                                                                   _______, 2001


[LOGO] MUNDERFUNDS
       BE FOCUSED                            The Munder Institutional Government
                                                               Money Market Fund

                                      The Munder Institutional Money Market Fund



                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents

  2  Risk/Return Summary
  5  Fees and Expenses

  6  More About The Funds

  9  Your Investment
  9  How To Reach The Funds
  9  Purchasing Shares
 10  Redeeming Shares
 10  Additional Policies For Purchases and Redemptions

 11  Distribution Arrangements
 11  12b-1 Fees
 11  Other Information

 12  Pricing of Fund Shares

 12  Distributions

 13  Federal Tax Considerations
 13  Taxes On Distributions
 13  Taxes On Sales
 13  Other Considerations

 14  Management
 14  Investment Advisor

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds".

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7 day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fun's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class Y-2 Shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholders servicing fees. Class Y-2 Shares are subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class Y-2 Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different fees and expenses, performance of each class will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Money Market Fund Class Y

Calendar Year Total Return

                                          Average Annual Total Return
                                          (For periods ended December 31,
                                          2000)

                                          ----------------
                                               Since
                                             Inception
                                  1 Year (January 4, 1999)
                                          ----------------
                         Class Y  6.44%        5.79%

                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield. Please specify the
                                          Institutional Money Market Fund when
                                          requesting yield information.
[BAR CHART]
2000 6.44%

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:                         4th Qtr 2000                                             1.67%
Worst Quarter:                        1st Qtr 2000                                             1.43%

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y-2 shares of the Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
 Purchase................................................................. None
Maximum Deferred Sales Charge (Load)...................................... None
Sales Charge (Load) Imposed on Reinvested Dividends....................... None
Redemption Fees........................................................... None
Exchange Fees............................................................. None

Annual Fund Operating Expenses                          Government
(expenses that are paid from Fund assets)              Money Market Money Market
as a % of net assets                                       Fund         Fund
-----------------------------------------              ------------ ------------
Management Fees (1)...................................     0.20%        0.20%
Distribution and/or Service (12b-1) Fees (2)..........     1.00%        1.00%
Other Expenses (2)....................................     0.09%        0.11%
                                                          -----        -----
Total Annual Fund Operating Expenses..................     1.29%        1.31%
                                                          -----        -----
Less Fee Waiver (1)...................................    (0.08)%      (0.08)%
                                                          -----        -----
Net Expenses..........................................     1.21%        1.23%
                                                          =====        =====

--------
(1) The advisor to the Government Money Market Fund and the Money Market Fund has contractually agreed to reduce the management fee for each Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Funds' next annual registration statement update, whichever is sooner.
(2) Other Expenses for the Government Money Market Fund are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Funds' other expenses at a specified level. The distributor has voluntarily agreed to limit the 12b-1 fees for each of the Funds to 0.445%. The advisor may eliminate all or part of the expense reimbursement and the distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation, the expense reimbursement and the contractual management fee waiver, Distribution and/or Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for each of the Funds for the current fiscal year are expected to be 0.445%, 0.00% and 0.56%, respectively.

Example

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
Government Money Market Fund....................  $132   $411      --        --
Money Market Fund...............................  $134   $418    $722    $1,587

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.

Government Money Market Fund

Money Market Securities. The Funds invest in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. The Government Money Market Fund will only invest in money market securities that are U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Money Market Fund

Money Market Securities. The Funds invest in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities. The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts. The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions;

 . high net worth individuals approved by the advisor;

 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;

 . the advisor's investment advisory clients;

 . family members of employees of the advisor.

Purchase Price of Shares
Class Y-2 shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Funds is $500,000. There is no minimum for additional investments.

Timing of Orders
 . Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y-2 shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Methods for Redeeming Shares
 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Distribution Arrangements
--------------------------------------------------------------------------------

12B-1 Fees

The Funds have adopted a Rule 12b-1 plan with respect to their Class Y-2 shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class Y-2 shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class Y-2 shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

In addition to paying 12b-1 fees, the Funds may pay to banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank (Imperial Bank), an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y-2 shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Dividend distributions are declared daily and paid monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Funds. As of March 31, 2000, MCM and its
affiliates had approximately $   billion in assets under management, of which
$    billion were invested in equity securities, $    billion were invested in
money market or other short-term instruments, $    billion were invested in
other fixed income securities, and $   billion were invested in non-
discretionary assets.

The advisor provides overall investment management for the Funds; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 2000, the Money Market Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.17%. Because MCM contractually agreed to waive a portion of its fees for the Money Market Fund, the payment shown above is less than the contractual advisory fee of 0.20% of the Fund's average daily net assets.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Government Money Market Fund. MCM has contractually agreed to waive a portion of its fee for the Government Money Market Fund. Please see the section entitled "Fees and Expenses."

More information about the Funds is available free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about a Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


To Obtain Information

BY TELEPHONE
Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from:

          SECURITIES AND EXCHANGE COMMISSION
          http:/www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20459-0102. You may also obtain information after paying a duplicating fee, by electronic request at publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.

PROGVTMNYY-2801
Sec File Number: 811-4038

                                                                      Prospectus

                                                                CLASS Y-3 SHARES

                                                                            2001


[LOGO]  MUNDERFUNDS
        BE FOCUSED
                                             The Munder Institutional Government
                                                               Money Market Fund

                                      The Munder Institutional Money Market Fund








                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents

  2  Risk/Return Summary
  5  Fees and Expenses

  6  More About The Funds

  9  Your Investment
  9  How To Reach The Funds
  9  Purchasing Shares
 10  Redeeming Shares
 10  Additional Policies For Purchases and Redemptions

 11  Distribution Arrangements
 11  12b-1 Fees
 11  Other Information

 12  Pricing of Fund Shares

 12  Distributions

 13  Federal Tax Considerations
 13  Taxes On Distributions
 13  Taxes On Sales
 13  Other Considerations

 14  Management
 14  Investment Advisor

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds".

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Money Market Fund
--------------------------------------------------------------------------------
Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fun's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class Y-3 Shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholders servicing fees. Class Y-3 Shares are subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class Y-3 Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different fees and expenses, performance of each class will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Money Market Fund Class Y

Calendar Year Total Return

                                          Average Annual Total Return
                                          (For periods ended December 31,
                                          2000)
                                          -------------------------------------

                                               Since
                                             Inception
                                  1 Year (January 4, 1999)
                                          ----------------
                         Class Y   6.44%       5.79%

                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield. Please specify the
                                          Institutional Money Market Fund when
                                          requesting yield information.
[BAR CHART]
                                   2000 6.44%

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:                         4th Qtr 2000                                             1.67%
Worst Quarter:                        1st Qtr 2000                                             1.43%

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y-3 shares of the Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                              Government  Money
(expenses that are paid from Fund assets)                  Money Market Market
as a % of net assets                                           Fund      Fund
---------------------------------------------------------- ------------ ------
Management Fees (1).......................................     0.20%     0.20%
Distribution and/or Service (12b-1) Fees (2)..............     1.00%     1.00%
Other Expenses (2)........................................     0.09%     0.11%
                                                              -----     -----
Total Annual Fund Operating Expenses......................     1.29%     1.31%
                                                              -----     -----
Less Fee Waiver (1).......................................    (0.08)%   (0.08)%
                                                              -----     -----
Net Expenses..............................................     1.21%     1.23%
                                                              =====     =====

--------
(1) The advisor to the Government Money Market Fund and the Money Market Fund has contractually agreed to reduce the management fee for each Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Funds' next annual registration statement update, whichever is sooner.
(2) Other Expenses for the Government Money Market Fund are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The distributor has voluntarily agreed to limit the 12b-1 fees for each of the Funds to 0.695%. The advisor may eliminate all or part the expense reimbursement and the distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation, the expense reimbursement and the contractual management fee waiver, Distribution and/or Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for each of the Funds for the current fiscal year are expected to be 0.695%, 0.00% and 0.815%, respectively.

Example
This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
Government Money Market Fund....................  $132   $411      --        --
Money Market Fund...............................  $134   $418    $722    $1,587

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.

Government Money Market Fund

Money Market Securities. The Funds invest in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. The Government Money Market Fund will only invest in money market securities that are U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Money Market Fund

Money Market Securities. The Funds invest in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities. The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts. The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions;
 . high net worth individuals approved by the advisor;
 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;
 . the advisor's investment advisory clients;
 . family members of employees of the advisor.

Purchase Price of Shares
Class Y-3 shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Funds is $100,000.

There is no minimum for additional investments.

Timing of Orders

 . Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y-3 shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Methods for Redeeming Shares
 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;
 L trading on the NYSE is restricted;
 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or
 L the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Distribution Arrangements
--------------------------------------------------------------------------------

12B-1 Fees

The Funds have adopted a Rule 12b-1 plan with respect to their Class Y-3 shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class Y-3 shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class Y-3 shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

In addition to paying 12b-1 fees, the Funds may pay to banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose share are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank [Imperial Bank], an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Each Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y-3 shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Distributions
--------------------------------------------------------------------------------

Dividend distributions are declared daily and paid monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------
Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Funds. As of March 31, 2000, MCM and its
affiliates had approximately $    billion in assets under management, of which
$    billion were invested in equity securities, $    billion were invested in
money market or other short-term instruments, $    billion were invested in
other fixed income securities, and $    billion were invested in non-
discretionary assets.

The advisor provides overall investment management for the Funds; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 2000, the Money Market Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.17%. Because MCM contractually agreed to waive a portion of its fees for the Money Market Fund, the payment shown above is less than the contractual advisory fee of 0.20% of the Fund's average daily net assets.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Government Money Market Fund. MCM has contractually agreed to waive a portion of its fee for the Government Money Market Fund. Please see the section entitled "Fees and Expenses."

More information about the Funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about a Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information

BY TELEPHONE
Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only version of fund documents can be viewed online or downloaded from:

     SECURITIES AND EXCHANGE COMMISSION
     http://www.sec.gov

You call also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.


PROGVTMNYY-3801

SEC FILE NUMBER: 811-4038

               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                                  ______, 2001

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in the Munder Institutional Government Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company" or "St. Clair").This SAI is not a prospectus, and should be read only in conjunction with the applicable Fund Prospectus dated ______, 2001. A copy of the Prospectus may be obtained free of charge through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               TABLE OF CONTENTS

Page

History and General Information.....................    3
Fund Investments....................................    3
Investment Limitations..............................    8
Temporary Defensive Position........................   10
Management of the Fund..............................   10
Investment Advisory and Other Service Arrangements..   13
Code of Ethics......................................   16
Portfolio Transactions..............................   16
Additional Purchase and Redemption Information......   17
Net Asset Value.....................................   17
Yield...............................................   18
Taxes...............................................   19
Additional Information Concerning Shares............   21
Other Information...................................   22
Registration Statement..............................   22
Financial Statements................................   23
Appendix............................................  A-1

     No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996.

     The Fund is a diversified mutual fund. As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor" or "MCM"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

                               FUND INVESTMENTS

     The following supplements the information contained in the Fund's Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.


     Borrowing. The Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. The Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.


     Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors, such as the Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. It is the policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Administrator, the Custodian, the Distributor or their affiliates.

     For hedging or other purposes, the Fund may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

     Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

     Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

     The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in cash, U.S. Government securities or other liquid securities designated on the books of the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     The Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

     In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by Federal National Mortgage Association or Federal Home Loan Mortgage Corporation.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped principal or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof) or if the instruments are deemed to have shorter maturities in accordance with the current regulations of the SEC. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

     In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

     Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss in the event of a default by the issuer or during periods in which the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (also called delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

     The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                            INVESTMENT LIMITATIONS

     The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

The Fund may not:

     1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy, the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

     2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

     3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations;
          (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

     4. Make loans, except that the Fund may purchase or hold certain debt instruments and enter into repurchase agreements, in accordance with its policies and limitations;

     5. Borrow money, except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

     6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

     7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 5 above;

     8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

     11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

     1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

     2. Invest in other investment companies except as permitted under the 1940 Act; or

     3.   Make investments for the purpose of exercising control or management.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation. In addition, if the Fund's holdings of illiquid securities exceed 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                         TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUND
                            DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a director is an interested person (as defined in Section 2(a)(19) of the 1940 Act) of the Fund.

Name, Address                                    Position(s)                        Principal Occupation(s)
and Age                                        with the Fund**                        During Past 5 Years
------------------------------------  ----------------------------------  -------------------------------------------
Charles W. Elliott                    Director and Chairman               Senior Advisor to the President, Western
1024 Essex Circle                                                         Michigan University (July 1995 through
Kalamazoo, MI 49008                                                       December 1998).  Director, Steelcase
Age 69.                                                                   Financial Corporation.

John Rakolta, Jr.                     Director and Vice Chairman          Chairman and Chief Executive Officer,
1876 Rathmor                                                              Walbridge Aldinger Company (construction
Bloomfield Hills, MI 48304                                                company) (1991 to present).
Age 53.

Thomas B. Bender                      Director                            Director, Disciplined Growth Investors
7 Wood Ridge Road                                                         (investment management firm) (December
Glen Arbor, MI 49636                                                      1999 to present); Partner, Financial &
Age 67.                                                                   Investment Management Group (April 1991 to
                                                                          December 1999).

Dr. David Brophy                      Director                            Professor, University of Michigan.
1025 Martin Place                                                         Director, River Place Financial
Ann Arbor, MI 48104                                                       Corporation.
Age 64.

Dr. Joseph E. Champagne               Director                            Vice President, Macomb College (since
319 East Snell Road                                                       2001; Dean, Macomb College (since
Rochester, MI 48306                                                       September 1997); Corporate and Executive
Age 62.                                                                   Consultant (since September 1993).
                                                                          Chairman of Board of Directors, Ross
                                                                          Controls of Troy, Michigan (manufacturing
                                                                          and engineering corporation).

Name, Address                                    Position(s)                        Principal Occupation(s)
and Age                                        with the Fund**                        During Past 5 Years
------------------------------------  ----------------------------------  -------------------------------------------
Thomas D. Eckert                      Director                            President and Chief Executive Officer,
10726 Falls Pointe Drive                                                  Capital Automotive REIT (real estate
Great Falls, VA 22066                                                     investment trust specializing in retail
Age 53.                                                                   automotive properties) (since November
                                                                          1997); President, Mid-Atlantic Region of
                                                                          Pulte Home Corporation (developer of
                                                                          residential land and construction of
                                                                          housing units) (1983 to 1997).  Director,
                                                                          Capital Automotive REIT (real estate
                                                                          investment trust specializing in retail
                                                                          automotive properties).

Dr. Arthur T. Porter                  Director                            President and Chief Executive Officer of
12251 Jacoby Rd                                                           the Detroit Medical Center (May 1999 to
Milford, MI 48201                                                         present); Executive Vice President and
Age 44.                                                                   Chief Operating Officer of Detroit Medical
                                                                          Center (February 1999 to May 1999);
                                                                          Professor with Tenure and Chairman of
                                                                          Radiation Oncology of Wayne State
                                                                          University School of Medicine (1991 to
                                                                          1999); Radiation Oncologist in Chief of
                                                                          Detroit Medical Center (1991 to 1999);
                                                                          President and Chief Executive Officer of
                                                                          Radiation Oncology Research and
                                                                          Development Center (1991 to 1999); Chief,
                                                                          Gershenson Radiation Oncology
                                                                          Center-Harbor Hospital (1991 to 1999).
                                                                          Chairman of the Board of Chancellors of
                                                                          the American College of Radiation
                                                                          Oncology; Director, Board of Scientific
                                                                          Counselors of National Cancer Institute
                                                                          (USA); Director, Detroit Economic Club.

Michael T. Monahan*                   Director                            President of Monahan Enterprises, LLC
3707 W. Maple Rd.                                                         (consulting company) (June 1999 to
Suite 102                                                                 present); Chairman of the Advisor (January
Bloomfield Hills, MI 48301                                                2000 to December 2000); Chief Executive
Age 62.                                                                   Officer of the Advisor (October 1999 to
                                                                          December 1999); President of Comerica
                                                                          Incorporated (February 1992 to June 1999);
                                                                          President of Comerica Bank (February 1992
                                                                          to June 1999).  Director, Framlington
                                                                          Group plc (December 1999 to present);
                                                                          Director, Hertz Corporation; Director,
                                                                          Jacobson Stores, Inc.

James C. Robinson                     President                           Chief Executive Officer of the Advisor
480 Pierce Street                                                         (January 2000 to present) Executive Vice
Suite 300                                                                 President of the Advisor (February 1998 to
Birmingham, MI 48009                                                      December 1999); Chief Investment
Age 39.                                                                   Officer/Fixed Income of the Advisor
                                                                          (January 1995 to December 1999).

Name, Address                                    Position(s)                        Principal Occupation(s)
and Age                                        with the Fund**                        During Past 5 Years
------------------------------------  ----------------------------------  -------------------------------------------
Stephen J. Shenkenberg                Vice President and Secretary        General Counsel to the Advisor (July 2000
480 Pierce Street                                                         to present); Deputy General Counsel of
Suite 300                                                                 Strong Capital Management, Inc. (November
Birmingham, MI 48009                                                      1996 to July 2000); Associate Counsel of
Age 42.                                                                   Strong Capital Management, Inc. (December
                                                                          1992 to November 1996).

Elyse G. Essick                       Vice President                      Vice President and Director of
480 Pierce Street                                                         Communications and Client Services of the
Suite 300                                                                 Advisor (since January 1995).
Birmingham, MI 48009
Age 42.

Peter K. Hoglund                      Vice President                      Chief Administration Officer of the
480 Pierce Street                                                         Advisor (May 2000 to present); Associate
Suite 300                                                                 of Heartland Industrial Partners, a
Birmingham, MI 48009                                                      private equity group (October 1999 to May
Age 35.                                                                   2000); Sr. Portfolio Manager of the
                                                                          Advisor (January 1995 to October 1999);
                                                                          Research Analyst of the Advisor (May 1993
                                                                          to January 1995).

Bradford E. Smith                     Treasurer                           Manager of Mutual Fund Operations of the
480 Pierce Street                                                         Advisor (March 2000 to present);
Suite 300                                                                 Administrator of Mutual Fund Operations of
Birmingham, MI 48009                                                      the Advisor (August 1999 to February
Age 28.                                                                   2000); Assistant Vice President, Madison
                                                                          Mosaic, LLC (advisor to the Mosaic Funds)
                                                                          (September 1998 to July 1999); Assistant
                                                                          Director of Shareholder Service, Madison
                                                                          Mosaic, LLC (April 1997 to August 1998);
                                                                          Cash Manager, GIT Funds (n.k.a. Mosaic
                                                                          Funds); (June 1996 to March 1997);
                                                                          Registered Representative, GIT Investment
                                                                          Services, Inc. (January 1995 to May 1996).

Mary Ann Shumaker                     Assistant Secretary                 Associate General Counsel of the Advisor
480 Pierce Street                                                         (since July 1997); Associate, Miro Weiner
Suite 300                                                                 & Kramer (law firm) (1991 to 1997).
Birmingham, MI 48009
Age 46.

______
** Individual holds the same position with The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and The Munder @ Vantage Fund.

     Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") who are not employees of the Advisor or any of its affiliates and Directors of St. Clair and The Munder Funds, Inc. ("MFI") who are not employees of the Advisor or any of its affiliates receive an aggregate fee from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 (($55,000) for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of The Munder @Vantage Fund ("@Vantage") who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit

Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee also receive an annual retainer of $4,000 (($6,000) for the Chairman) for each committee meeting attended and a fee $1,500 for each meeting of the committee attended in person and/or $750 for each meeting attended by telephone. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by St. Clair, MFI, MFT, MFR and @Vantage to their respective Directors/Trustees including committee fees for the calendar year ended December 31, 2000. Dr. Porter became a director as of February 25, 2001 therefore no compensation is reported for him for the last calendar year. Mr. Monahan was employed by the Advisor during the calendar year ended December 31, 2000, therefore he received no compensation during that year.

----------------------------------------------------------------------------------------------------------------------------------
                                Charles W.       John Rakolta,     Thomas B.       David J.         Joseph E.         Thomas D.
                                  Elliott             Jr.            Bender         Brophy          Champagne           Eckert
----------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from:
----------------------------------------------------------------------------------------------------------------------------------
MFI (15 portfolios)               $45,115          $40,426         $41,720        $41,881             $40,749         $42,366
----------------------------------------------------------------------------------------------------------------------------------
MFT (14 portfolios)               $20,413          $18,291         $18,876        $18,949             $18,437         $19,169
----------------------------------------------------------------------------------------------------------------------------------
MFR (4 portfolios)                $ 1,981          $ 1,775         $ 1,832        $ 1,839             $ 1,789         $ 1,860
----------------------------------------------------------------------------------------------------------------------------------
St. Clair (6 portfolios)          $ 2,241          $ 2,008         $ 2,072        $ 2,080             $ 2,024         $ 2,104
----------------------------------------------------------------------------------------------------------------------------------
@Vantage (1 portfolio)            $ 4,000          $ 4,000         $ 4,000        $ 4,000             $ 4,000         $ 4,000
----------------------------------------------------------------------------------------------------------------------------------
Pension Retirement
 Benefits Accrued as Part
 of Fund Expenses                    None             None            None           None               None             None
---------------------------------------------------------------------------------------------------------------------------------
Estimated Annual Benefits
 upon Retirement                     None             None            None           None               None             None
----------------------------------------------------------------------------------------------------------------------------------
Total from the Fund Complex       $73,750          $66,500         $68,500        $68,750             $67,000         $69,500
----------------------------------------------------------------------------------------------------------------------------------

     As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator or the Transfer Agent, as defined below currently receives any compensation from the Company. As of June __, 2001 the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The amended and restated investment advisory agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the

Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.20% of average daily net assets of the Fund. The Advisor has contractually agreed to reduce the management fee for the Fund from 0.20% of average daily net assets to 0.12% of average daily net assets through April 30, 2002.

     Distribution Agreement. The Company has entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of Fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Distribution Services Arrangements - Class Y-2 and Class Y-3 Shares. The Fund has adopted an amended and restated combined Distribution and Service Plan (the "Plan") with respect to its Class Y-2 and Class Y-3 Shares pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan for Class Y-2 and Class Y-3 Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class Y-2 and Class Y-3 Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class Y-2 and Class Y-3 Shares of the Fund.

     Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

     The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     Shareholder Servicing Arrangements - Class K Shares. As stated in the Fund's Prospectus, Class K Shares are sold to investors through financial institutions which enter into Shareholder Servicing Agreements with the Company to provide support services to their customers who beneficially own Class K Shares in consideration of the Fund's payment of not more than 0.25% (on an annualized basis) of the average daily net assets of the Class K Shares beneficially owned by the customers.

     Services provided by financial institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Company's arrangements with institutions; and (x) providing such other similar services as the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to the Company's agreements with such financial institutions, the Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with financial institutions and the purposes for which the expenditures were made. In addition, the arrangements with financial institutions must be approved annually by a majority of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Directors have approved the arrangements with financial institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     Comerica. As stated in the Fund's Class K Shares Prospectus, Class K Shares of the Fund are sold to customers of financial institutions. Such financial institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries and other institutions that have entered into agreements with the Company for shareholder services for their customers.

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes the Fund's net asset value and keeps the book account for the Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

     Except as noted in this SAI, the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other portfolios. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                CODE OF ETHICS

     St. Clair, MFI, MFT, MFR, @Vantage, the Advisor and World Asset Management, L.L.C. have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of St. Clair, MFI, MFT, MFR, @Vantage, the Advisor and World Asset Management, L.L.C. from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                            PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, nor would the receipt of such information reduce the Advisor's fees. Such information may be useful to the Advisor in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

     The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

     Investment decisions for the Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Advisor. Such accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

     The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

     Redemptions. The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

     In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

     In-kind Purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that
(1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                NET ASSET VALUE

     The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

     In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

     The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming shares in kind.

                                     YIELD

     The Fund's annual standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

     From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                     TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

     Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund. The Fund offers four classes: Class K, Class Y, Class Y-2 and Class Y-3 shares.

     Shares have non-cumulative voting rights and, accordingly, the holders of 50% of the Fund's outstanding shares may elect all directors. Shares of the Fund have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this SAI, the Fund's shares will be fully paid and nonassessable.

     The Board of Directors has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class Y-2 Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class Y-2 Plan, only Class Y-3 Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class Y-3 Plan and only Class K Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter, (i) unless it is clear that the interests of the Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to the Fund.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other portfolios, if any, (voting together without regard to class).

                               OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

     Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                            REGISTRATION STATEMENT

     This SAI and the Fund's Prospectus do not contain all the information included in the, Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

     Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                             FINANCIAL STATEMENTS

     As of the date of this SAI, the Fund had not commenced operations and therefore had no audited or unaudited financial statements.

                                   APPENDIX

                             - Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":   Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":    Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":   Bonds that are rated "Ba" are judged to have speculative elements;
their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":    Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":   Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":    Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors.

                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                     Class Y-2 Shares and Class Y-3 Shares


                      STATEMENT OF ADDITIONAL INFORMATION
                                 ______, 2001

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to Class Y-2 shares and Class Y-3 shares representing interests in the Munder Institutional Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company" or "St. Clair") This SAI is not a prospectus, and should be read only in conjunction with the Fund's applicable Prospectus for Class Y-2 shares or Class Y-3 shares dated ______, 2001. The financial statements for the Fund including the notes thereto, dated December 31, 2000, are incorporated by reference into this SAI from the annual report for the Fund. A copy of the Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAIMNY

                               TABLE OF CONTENTS

                                                                            Page
History and General Information..........................................      3
Fund Investments.........................................................      3
Investment Limitations...................................................     11
Temporary Defensive Position.............................................     12
Management of the Fund...................................................     12
Investment Advisory and Other Service Arrangements.......................     16
Code of Ethics...........................................................     18
Portfolio Transactions...................................................     18
Additional Purchase and Redemption Information...........................     19
Net Asset Value..........................................................     20
Yield....................................................................     20
Taxes....................................................................     21
Additional Information Concerning Shares.................................     23
Other Information........................................................     24
Registration Statement...................................................     25
Financial Statements.....................................................     25
Appendix.................................................................    A-1

     No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996.

     The Fund is a diversified mutual fund. As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor" or "MCM"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

                               FUND INVESTMENTS

     The following supplements the information contained in the Fund's Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.

     Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. The Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. The Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

     Commercial Paper. Investments by the Fund in commercial paper will consist of issuers having at the time, a quality rating within the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

     Foreign Securities. The Fund may invest its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investment it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to the Fund.

     Guaranteed Investment Contracts. The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors, such as the Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. It is the policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Administrator, the Custodian, the Distributor or their affiliates.

     For hedging or other purposes, the Fund may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include:
SPDRs(R), Select Sector SPDRs(R), DIAMONDS/SM/ and NASDAQ 100 Shares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Company cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.

     The Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

     The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in cash, U.S. Government securities or other liquid securities designated on the books of the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     The Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

     In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by Federal National Mortgage Association or Federal Home Loan Mortgage Corporation.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped principal or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof) or if the instruments are deemed to have shorter maturities in accordance with the current regulations of the SEC. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

     In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

     Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss in the event of a default by the issuer or during periods in which the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (also called delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

     The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                            INVESTMENT LIMITATIONS

     The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

The Fund may not:

     1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy, the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

     2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

     3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations;
          (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

     4. Make loans, except that the Fund may purchase or hold certain debt instruments and enter into repurchase agreements, in accordance with its policies and limitations;

     5. Borrow money, except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

     6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

     7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 5 above;

     8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

     11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

     1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

     2. Invest in other investment companies except as permitted under the 1940 Act; or

     3.   Make investments for the purpose of exercising control or management.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation. In addition, if the Fund's holdings of illiquid securities exceed 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                         TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.


                            MANAGEMENT OF THE FUND
                            DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a director is an interested person (as defined in Section 2(a)(19) of the 1940 Act) of the Fund.

Name, Address                         Position(s)                         Principal Occupation(s)
and Age                               with the Fund**                     During Past 5 Years
-------                               ---------------                     -------------------
Charles W. Elliott                    Director and Chairman               Senior Advisor to the President, Western
1024 Essex Circle                                                         Michigan University (July 1995 through
Kalamazoo, MI 49008                                                       December 1998).  Director, Steelcase
Age 69.                                                                   Financial Corporation.


John Rakolta, Jr.                     Director and Vice Chairman          Chairman and Chief Executive Officer,
1876 Rathmor                                                              Walbridge Aldinger Company (construction
Bloomfield Hills, MI 48304                                                company) (1991 to present).
Age 53.


Thomas B. Bender                      Director                            Director, Disciplined Growth Investors
7 Wood Ridge Road                                                         (investment management firm) (December
Glen Arbor, MI 49636                                                      1999 to present); Partner, Financial &
Age 67.                                                                   Investment Management Group (April 1991 to
                                                                          December 1999).


Dr. David Brophy                      Director                            Professor, University of Michigan.
1025 Martin Place                                                         Director, River Place Financial
Ann Arbor, MI 48104                                                       Corporation.
Age 64.

Name, Address                         Position(s)                         Principal Occupations(s)
and Age                               with the Fund**                     During Past 5 Years
-------                               ---------------                     -------------------
Dr. Joseph E. Champagne               Director                            Vice President, Macomb College (since
319 East Snell Road                                                       2001; Dean, Macomb College (since
Rochester, MI 48306                                                       September 1997); Corporate and Executive
Age 62.                                                                   Consultant (since September 1993).
                                                                          Chairman of Board of Directors, Ross
                                                                          Controls of Troy, Michigan (manufacturing
                                                                          and engineering corporation).


Thomas D. Eckert                      Director                            President and Chief Executive Officer,
10726 Falls Pointe Drive                                                  Capital Automotive REIT (real estate
Great Falls, VA 22066                                                     investment trust specializing in retail
Age 53.                                                                   automotive properties) (since November
                                                                          1997); President, Mid-Atlantic Region of
                                                                          Pulte Home Corporation (developer of
                                                                          residential land and construction of
                                                                          housing units) (1983 to 1997).  Director,
                                                                          Capital Automotive REIT (real estate
                                                                          investment trust specializing in retail
                                                                          automotive properties).


Dr. Arthur T. Porter                  Director                            President and Chief Executive Officer of
12251 Jacoby Rd                                                           the Detroit Medical Center (May 1999 to
Milford, MI 48201                                                         present); Executive Vice President and
Age 44.                                                                   Chief Operating Officer of Detroit Medical
                                                                          Center (February 1999 to May 1999);
                                                                          Professor with Tenure and Chairman of
                                                                          Radiation Oncology of Wayne State
                                                                          University School of Medicine (1991 to
                                                                          1999); Radiation Oncologist in Chief of
                                                                          Detroit Medical Center (1991 to 1999);
                                                                          President and Chief Executive Officer of
                                                                          Radiation Oncology Research and
                                                                          Development Center (1991 to 1999); Chief,
                                                                          Gershenson Radiation Oncology
                                                                          Center-Harbor Hospital (1991 to 1999).
                                                                          Chairman of the Board of Chancellors of
                                                                          the American College of Radiation
                                                                          Oncology; Director, Board of Scientific
                                                                          Counselors of National Cancer Institute
                                                                          (USA); Director, Detroit Economic Club.

Name, Address                         Positions                           Principal Occupations(s)
and Age                               with the Fund**                     During Past 5 Years
-------                               ---------------                     -------------------
Michael T. Monahan*                   Director                            President of Monahan Enterprises, LLC
3707 W. Maple Rd.                                                         (consulting company) (June 1999 to
Suite 102                                                                 present); Chairman of the Advisor (January
Bloomfield Hills, MI 48301                                                2000 to December 2000); Chief Executive
Age 62.                                                                   Officer of the Advisor (October 1999 to
                                                                          December 1999); President of Comerica
                                                                          Incorporated (February 1992 to June 1999);
                                                                          President of Comerica Bank (February 1992
                                                                          to June 1999).  Director, Framlington
                                                                          Group plc (December 1999 to present);
                                                                          Director, Hertz Corporation; Director,
                                                                          Jacobson Stores, Inc.




James C. Robinson                     President                           Chief Executive Officer of the Advisor
480 Pierce Street                                                         (January 2000 to present) Executive Vice
Suite 300                                                                 President of the Advisor (February 1998 to
Birmingham, MI 48009                                                      December 1999); Chief Investment
Age 39.                                                                   Officer/Fixed Income of the Advisor
                                                                          (January 1995 to December 1999).




Stephen J. Shenkenberg                Vice President and Secretary        General Counsel to the Advisor (July 2000
480 Pierce Street                                                         to present); Deputy General Counsel of
Suite 300                                                                 Strong Capital Management, Inc. (November
Birmingham, MI 48009                                                      1996 to July 2000); Associate Counsel of
Age 42.                                                                   Strong Capital Management, Inc. (December
                                                                          1992 to November 1996).




Elyse G. Essick                       Vice President                      Vice President and Director of
480 Pierce Street                                                         Communications and Client Services of the
Suite 300                                                                 Advisor (since January 1995).
Birmingham, MI 48009
Age 42.


Peter K. Hoglund                      Vice President                      Chief Administration Officer of the
480 Pierce Street                                                         Advisor (May 2000 to present); Associate
Suite 300                                                                 of Heartland Industrial Partners, a
Birmingham, MI 48009                                                      private equity group (October 1999 to May
Age 35.                                                                   2000); Sr. Portfolio Manager of the
                                                                          Advisor (January 1995 to October 1999);
                                                                          Research Analyst of the Advisor (May 1993
                                                                          to January 1995).

Name, Address           Position(s)            Principal Occupation(s)
and Age                 with the Fund**        During Past 5 Years
-------                 ---------------        -------------------
Bradford E. Smith       Treasurer              Manager of Mutual Fund Operations of the
480 Pierce Street                              Advisor (March 2000 to present);
Suite 300                                      Administrator of Mutual Fund Operations of
Birmingham, MI 48009                           the Advisor (August 1999 to February
Age 28.                                        2000); Assistant Vice President, Madison
                                               Mosaic, LLC (advisor to the Mosaic Funds)
                                               (September 1998 to July 1999); Assistant
                                               Director of Shareholder Service, Madison
                                               Mosaic, LLC (April 1997 to August 1998);
                                               Cash Manager, GIT Funds (n.k.a. Mosaic
                                               Funds); (June 1996 to March 1997);
                                               Registered Representative, GIT Investment
                                               Services, Inc. (January 1995 to May 1996).

Mary Ann Shumaker       Assistant Secretary    Associate General Counsel of the Advisor
480 Pierce Street                              (since July 1997); Associate, Miro Weiner
Suite 300                                      & Kramer (law firm) (1991 to 1997).
Birmingham, MI 48009
Age 46.

------------
**Individual holds the same position with The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and The Munder @Vantage Fund.

     Trustees of The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR") who are not employees of the Advisor or any of its affiliates and Directors of St. Clair and The Munder Funds, Inc. ("MFI") who are not employees of the Advisor or any of its affiliates receive an aggregate fee from St. Clair, MFI, MFT and MFR for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 (($55,000) for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of The Munder @Vantage Fund ("@Vantage") who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee also receive an annual retainer of $4,000 (($6,000) for the Chairman) for each committee meeting attended and a fee $1,500 for each meeting of the committee attended in person and/or $750 for each meeting attended by telephone. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by St. Clair, MFI, MFT, MFR and @Vantage to their respective Directors/Trustees including committee fees for the calendar year ended December 31, 2000. Dr. Porter became a director as of February 25, 2001 therefore no compensation is reported for him for the last calendar year.

----------------------------------------------------------------------------------------------------
                             Charles W.   John          Thomas B.   David J.   Joseph E.   Thomas D.
                             Elliott      Rakolta Jr.   Bender      Brophy     Champagne   Eckert
----------------------------------------------------------------------------------------------------
Aggregate Compensation
from:
----------------------------------------------------------------------------------------------------
MFI (15 portfolios)          $45,115      $40,426       $41,720     $41,881    $40,749     $42,366
----------------------------------------------------------------------------------------------------
MFT (14 portfolios)          $20,413      $18,291       $18,876     $18,949    $18,437     $19,169
----------------------------------------------------------------------------------------------------
MFR (4 portfolios)           $ 1,981      $ 1,775       $ 1,832     $ 1,839    $ 1,789     $ 1,860
----------------------------------------------------------------------------------------------------
St. Clair (6 portfolios)     $ 2,241      $ 2,008       $ 2,072     $ 2,080    $ 2,024     $ 2,104
----------------------------------------------------------------------------------------------------
@Vantage (1 portfolio)       $ 4,000      $ 4,000       $ 4,000     $ 4,000    $ 4,000     $ 4,000
----------------------------------------------------------------------------------------------------
Pension Retirement
Benefits Accrued as Part
of Fund Expenses             None         None          None        None       None        None
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  Charles W.      John             Thomas B.       David J.      Joseph E.       Thomas D.
                                  Elliott         Rakolta, Jr.     Bender          Brophy        Champagne       Eckert
---------------------------------------------------------------------------------------------------------------------------
Estimated Annual Benefits
 upon Retirement                  None            None             None            None          None            None
---------------------------------------------------------------------------------------------------------------------------
Total from the Fund Complex       $73,750         $66,500          $68,500         $68,750       $67,000         $69,500
---------------------------------------------------------------------------------------------------------------------------

     As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator or the Transfer Agent, as defined below, nor any Director who is an interested person of the Company currently receives any compensation from the Company. As of June __, 2001 the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.


              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The amended and restated investment advisory agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.20% of average daily net assets of the Fund. The Advisor has contractually agreed to reduce the management fee for the Fund from 0.20% of average daily net assets to 0.12% of average daily net assets through April 30, 2002. The Advisor expects to voluntarily reimburse expenses for the current fiscal year for the Money Market Fund. The Advisor may discontinue such expense reimbursements at any time, in its sole discretion.

     For the period from commencement of operations on January 4, 1999 through December 31, 1999, the Advisor received fee in the amount of $201,820 for the Fund. For the period from commencement of operations on January 4, 1999 through December 31, 1999, the Adviser voluntarily waived fees and reimbursed expenses in the amounts $0 and $177,469 for the Fund.

     For the fiscal year ended December 31, 2000, the Advisor received fees in the amount of $239,255 for the Fund. For the fiscal year ended December 31, 2000, the Adviser voluntarily waived fees and reimbursed expenses in the amounts of $29,624 and $151,473 for the Fund.

     Distribution Agreement. The Company has entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of Fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Distribution Services Arrangements - Class Y-2 and Class Y-3 Shares. The Fund has adopted an amended and restated combined Distribution and Service Plan (the "Plan") with respect to its Class Y-2 and Class Y-3 Shares pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan for Class Y-2 and Class Y-3 Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class Y-2 and Class Y-3 Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class Y-2 and Class Y-3 Shares of the Fund.

     Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

     The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

     For the period from commencement on January 4, 1999 through December 31, 1999, the administration fees of State Street accrued were $11,907 for the Fund.

     For the fiscal year ended December 31, 2000, the administration fees of State Street accrued were $13,969 for the Fund.

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes the Fund's net asset value and keeps the book account for the Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

     Except as noted in this SAI, the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other portfolios. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                CODE OF ETHICS

     St. Clair, MFI, MFT, MFR, @Vantage, the Advisor and World Asset Management, L.L.C. have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of St. Clair, MFI, MFT, MFR, @Vantage, the Advisor and World Asset Management, L.L.C. from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                            PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, nor would the receipt of such information reduce the Advisor's fees. Such information may be useful to the Advisor in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

     The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

     Investment decisions for the Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Advisor. Such accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

     The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

     Redemptions. The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

     In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

     In-kind Purchase. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that
(1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                NET ASSET VALUE

     The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

     In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality.
A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

     The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming shares in kind.

                                     YIELD

     The Fund's annual standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

     From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.


                                     TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     GENERAL. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

     Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund. The Fund offers four classes: Class K, Class Y, Class Y-2 and Class Y-3 shares. Class Y-2 and Y-3 are described in this SAI.

     Shares have non-cumulative voting rights and, accordingly, the holders of 50% of the Fund's outstanding shares may elect all directors. Shares of the Fund have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this SAI, the Fund's shares will be fully paid and nonassessable.

     The Board of Directors has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class Y-2 Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class Y-2 Plan, only Class Y-3 Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class Y-3 Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter, (i) unless it is clear that the interests of the Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to the Fund.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other portfolios, if any, (voting together without regard to class).


                               OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

     Control Persons and Principal Holders of Securities. As of June __, 2001 the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

     Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


                            REGISTRATION STATEMENT

     This SAI and the Fund's Prospectus do not contain all the information included in the, Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

     Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.


                             FINANCIAL STATEMENTS

     The financial statements of the Fund including the notes thereto, dated December 31, 2000 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 2000.

                                    APPENDIX

                             - Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":     Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":      Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":    Bonds that are rated "Baa" are considered as medium grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":     Bonds that are rated "Ba" are judged to have speculative
elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":      Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":    Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors.

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits
          --------

          (a) (1) Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (2) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (3) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (4) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (5) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (6) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (7) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (8) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (9) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (10) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (11) Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (12) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (13) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

          (14) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

          (15) Articles Supplementary to Registrant's Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 8, 1999.

           (16) Articles Supplementary to Registrant's Articles of Incorporation to be filed by amendment.


     (b) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

     (c)   Not Applicable.

     (d)   (1)  Amended and Restated Investment Advisory Agreement between
                Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund, Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund is filed herein.


           (2) Form of Amended and Restated Investment Advisory Agreement between Registrant and World Asset Management, L.L.C. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund is filed herein.


     (e) Form of Amended and Restated Distribution Agreement between Registrant and Funds Distributor, Inc. is filed herein.


     (f)   Not Applicable.

     (g)   (1)  Custodian Contract between Registrant and State Street Bank and
                Trust Company with respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 28, 2000.

           (2) Notice to Custodian Contract for Munder Institutional Government Money Market Fund to be filed by amendment.


           (3) Amendment No. 1 to the Custodian Contract to be filed by amendment.


           (4) Amendment No. 2 to the Custodian Contract to be filed by amendment.

     (h) (1) Administration Agreement between Registrant and State Street Bank and Trust Company with respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (2) Notice to Administration Agreement for Munder Institutional Government Money Market Fund to be filed by amendment.


          (3) Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. with respect to Liquidity Plus Money Market Fund is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 8, 1999.

          (4) Notice to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

          (5) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 28, 2000.

          (6) Amendment to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

          (7) Notice to Transfer Agency and Registrar Agreement for Munder Institutional Government Money Market Fund to be filed by amendment.


     (i) (1) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (2) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

          (3) Opinion and consent of counsel with respect to Munder Institutional Government Money Market Fund to be filed by amendment.


     (j) (1) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

          (2) Certified Resolution with respect to power of attorney is incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  Amended and Restated Combined Distribution Plan is filed herein.


     (n)  Amended and Restated MultiClass Plan is filed herein.


     (p) (1) Code of Ethics of Registrant, Munder Capital Management, World Asset Management, L.L.C., The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust and The Munder @Vantage Fund is incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 26, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.
          --------------------------------------------------------------
          Not Applicable.

Item 25.  Indemnification
          ---------------

          Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-Laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------
          Munder Capital Management

          Name                                  Position with Advisor
          Munder Group LLC                      Partner
          WAM Holdings, Inc.                    Partner
          WAM Holdings II, Inc.                 Partner
          Leonard J. Barr, II                   Senior Vice President and Director of Research
          Enrique Chang                         Chief Investment Officer of Equities
          Clark Durant                          Vice President and President of Munder Charitable Gift Fund
          Elyse G. Essick                       Vice President and Director of Communications and Client Services
          Sharon E. Fayolle                     Vice President and Director of Cash Management
          Peter K. Hoglund                      Chief Administrative Officer
          Anne K. Kennedy                       Vice President and Director of Portfolio Management
          Ann F. Putallaz                       Vice President and Director of Retirement Services Group
          Peter G. Root                         Vice President and Chief Investment Officer of Fixed Income
          James C. Robinson                     Chief Executive Officer
          Stephen J. Shenkenberg                Executive Vice President and General Counsel

          For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

          World Asset Management

          Name                                  Position with Advisor
          Todd B. Johnson                       President, Chief Investment Officer and Chief Executive Officer
          Robert J. Kay                         Director, Client Services
          Theodore D. Miller                    Director, International Investments
          Kenneth A. Schluchter, III            Director, Domestic Investments

          For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

Item 27.  Principal Underwriters.
          ----------------------

          (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Global Funds, Inc.
               Dresdner RCM Investment Funds Inc.

     GMO Trust
     JPM Series Trust II
     LaSalle Partners Funds, Inc.
     LMCG Funds
     Merrimac Series
     Monetta Fund, Inc.
     Monetta Trust
     The Montgomery Funds I
     The Montgomery Funds II
     The Munder Funds, Inc.
     The Munder Framlington Funds Trust
     The Munder Funds Trust
     National Investors Cash Management Fund, Inc.
     Nomura Pacific Basin Fund, Inc.
     The Saratoga Advantage Trust
     SG Cowen Funds, Inc.
     SG Cowen Income + Growth Fund, Inc.
     SG Cowen Standby Reserve Fund, Inc.
     SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
     SG Cowen Series Fund, Inc.
     Skyline Funds
     TD Waterhouse Family of Funds, Inc.
     TD Waterhouse Trust
     UAM Funds, Inc.
     UAM Funds, Inc. II
     UAM Funds Trust

(b)

                                                  Position and Offices with Funds         Position and Offices
                                                                            -----
     Name and Principal Business Address*         Distributor, Inc.                       with Registrant
     ------------------------------------         -----------------                       ---------------
     -Marie E. Connolly                           Director, President and Chief           None
                                                  Executive Officer
     -George A. Rio                               Director and Executive Vice President   None
     -Gary S. MacDonald                           Executive Vice President and Chief      None
                                                  Administrative Officer
     -William S. Nichols                          Executive Vice President                None
     -W. Charles Carr                             Executive Vice President                None
     -Margaret W. Chambers                        Executive Vice President, General       None
                                                  Counsel, Chief Compliance Officer,
                                                  Secretary and Clerk
     -Joseph F. Tower, III                        Senior Vice President and Treasurer     None
     -William J. Stetter                          Senior Vice President and Chief         None
                                                  Financial Officer
     -Christopher J. Kelley                       Senior Vice President and Deputy        None
                                                  General Counsel
     -Mary A. Nelson                              Senior Vice President                   None
     -William J. Nutt                             Chairman and Director                   None

     *60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not Applicable.

Item 28.  Location of Accounts and Records
          -----------------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (2) World Asset Management, LLC, 255 East Brown Street, Suite 250, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (3) PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, (records relating to its functions transfer agent);

          (4) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

          (5) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.  Management Services
          -------------------

          None.

Item 30.  Undertakings
          ------------

          Not Applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 33 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 34 to be signed on its behalf by the undersigned, thereunto duly authorized, in Birmingham, Michigan, on the 6th day of June, 2001.


ST. CLAIR FUNDS, INC.

By:  /s/ James C. Robinson*
     ---------------------
     James C. Robinson, President

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                          Title                     Date
----------                          -----                     ----

/s/ Charles W. Elliott*             Director                  June 6, 2001
--------------------------
 Charles W. Elliott

/s/ Joseph E. Champange*            Director                  June 6, 2001
--------------------------
 Joseph E. Champagne

/s/ Thomas B. Bender*               Director                  June 6, 2001
--------------------------
 Thomas B. Bender

/s/ Thomas D. Eckert*               Director                  June 6, 2001
--------------------------
 Thomas D. Eckert

/s/ John Rakolta, Jr.*              Director                  June 6, 2001
--------------------------
 John Rakolta, Jr.

/s/ David J. Brophy*                Director                  June 6, 2001
--------------------------
 David J. Brophy

/s/ Michael T. Monahan*             Director                  June 6, 2001
--------------------------
Michael T. Monahan

/s/ Arthur T. Porter*               Director                  June 6, 2001
--------------------------
Arthur T. Porter

/s/ James C. Robinson*              President                 June 6, 2001
--------------------------
James C. Robinson

/s/ Bradford E. Smith*              Treasurer                 June 6, 2001
--------------------------
Bradford E. Smith


*By: /s/ Stephen J. Shenkenberg
     --------------------------
     Stephen J. Shenkenberg
     Attorney-in-Fact

                                 EXHIBIT INDEX


Exhibit No.    Description
-----------    -----------

99(d)(1)       Amended and Restated Investment Advisory Agreement
99(d)(2)       Form of Amended and Restated Investment Advisory Agreement
99(e)          Form of Amended and Restated Distribution Agreement
99(m)          Amended and Restated Combined Distribution and Service Plan
99(n)          Amended and Restated MultiClass Plan